BUSINESS AND ORGANIZATION (Q2)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
BUSINESS AND ORGANIZATION
NOTE 1. BUSINESS AND ORGANIZATION

Modiv Inc. (the “Company”) was incorporated on May 15, 2015 as a Maryland corporation. The Company has the authority to issue 450,000,000 shares of stock, consisting of 50,000,000 shares of preferred stock, $0.001 par value per share, 300,000,000 shares of Class C common stock, $0.001 par value per share, and 100,000,000 shares of Class S common stock, $0.001 par value per share. Effective February 1, 2021, with the authorization of the board of directors, the Company filed Articles of Amendment to the Company’s charter in the State of Maryland in order to effect a 1:3 reverse stock split of the Company’s Class C common stock and Class S common stock and, following the implementation of the reverse stock split, to decrease the par value of each post-split share of the Company’s Class C common stock and Class S common stock from $0.003 per share to $0.001 per share.

Since December 31, 2019, the Company has been internally managed following its December 31, 2019 acquisition of the business of BrixInvest, LLC, a Delaware limited liability company and the Company’s former sponsor (“BrixInvest”), and the Company’s merger with Rich Uncles Real Estate Investment Trust I (“REIT I”) on December 31, 2019 pursuant to an Agreement and Plan of Merger dated September 19, 2019 whereby REIT I merged with and into Katana Merger Sub, LP (“Merger Sub”), a Delaware limited partnership and wholly-owned subsidiary of the Company, with Merger Sub surviving as a direct, wholly-owned subsidiary of the Company (the “Merger”). Through the Merger and acquisitions, the Company has created one of the largest non-listed real estate investment funds to be raised via crowdfunding technology and the first real estate crowdfunding platform to be completely investor-owned. The Company plans to expand beyond its traditional single-tenant portfolio of triple-net leased properties to provide individual investors access to a diversified portfolio of real estate and real estate-related investments designed to provide both income and long-term growth. The Company will continue to seek opportunities to be an aggregator within the non-listed real estate product industry, utilizing the combination of its deep understanding of both the crowdfunding and real estate markets and the strength of its stockholder-owned, self-managed business model.

The Company holds its investments in real property through special purpose limited liability companies which are wholly-owned subsidiaries of Modiv Operating Partnership, LP, a Delaware limited partnership (the “Operating Partnership”). The Operating Partnership was formed on January 28, 2016. The Company is the sole general partner of and owned an 83% partnership interest in the Operating Partnership on June 30, 2021. The Operating Partnership limited partners include holders of several classes of ownership with various vesting and enhancement terms as further described in Note 11.

As of June 30, 2021, the Company's portfolio of approximately 2.3 million square feet of aggregate leasable space consisted of investments in 38 real estate properties, comprised of: 12 retail properties, 14 office properties and 12 industrial properties, including one industrial property which is classified as held for sale as of June 30, 2021 and an approximate 72.7% tenant-in-common interest in a Santa Clara, California industrial property (the “TIC Interest”). The Company's investments in 38 real estate properties includes 14 of the original 20 operating properties which were acquired from REIT I through the Merger on December 31, 2019 (see Note 3 for additional discussion).

Self-Management Transaction and Merger on December 31, 2019

The Company was externally managed through December 31, 2019 by its former external advisor, Rich Uncles NNN REIT Operator, LLC, a Delaware limited liability company. On December 31, 2019, the Company merged with REIT 1 and a self-management transaction was completed, whereby the Company effectuated a contribution agreement dated September 19, 2019 (the “Contribution Agreement”) pursuant to which the Company acquired substantially all of the assets and assumed certain liabilities of its former external advisor and former sponsor in exchange for units of limited partnership interest in the Operating Partnership (the “Self-Management Transaction”). As a result of the completion of the Self-Management Transaction, the Company became self-managed and eliminated all fees for acquisitions, dispositions and management of its properties, except for third-party property management fees. Following completion of the Self-Management Transaction and the issuance of various other tranches of limited partnership interests, the Company owned an approximately 83% partnership interest in the Operating Partnership as of June 30, 2021.

Offerings

On July 15, 2015, the Company filed a registration statement on Form S-11 (File No. 333-205684) with the SEC to register an initial public offering of a maximum of 30,000,000 (adjusted for the 1:3 reverse stock split) of its shares of common stock for sale to the public (the “Primary Offering”). The Company also registered a maximum of 3,333,333 (adjusted for the 1:3 reverse stock split) of its shares of common stock pursuant to the Company's distribution reinvestment plan (the “DRP”) (the “Initial DRP Offering” and together with the Primary Offering, the “Initial Registered Offering”). During 2016, the SEC declared the Company's registration statement effective and the Company began offering shares of common stock to the public. Pursuant to the Initial Registered Offering, the Company sold shares of Class C common stock directly to investors, with a minimum investment in shares of $500. Commencing in August 2017, the Company began selling shares of its Class C common stock only to U.S. persons as defined under Rule 903 promulgated under the Securities Act, and began selling shares of its Class S common stock as a result of the commencement of the Class S Offering (as defined below) to non-U.S. Persons.

In August 2017, the Company began offering up to 33,333,333 shares (adjusted for the 1:3 reverse stock split) of Class S common stock exclusively to non-U.S. Persons as defined under Rule 903 promulgated under the Securities Act, pursuant to an exemption from the registration requirements of the Securities Act and in accordance with Regulation S of the Securities Act (the “Class S Offering” and, together with the Registered Offerings (as defined below) and the Private Offering (as defined below, the “Offerings”). The Class S common stock has similar features and rights as the Class C common stock, including with respect to voting and liquidation, except that the Class S common stock offered in the Class S Offering may be sold only to non-U.S. Persons and may be sold through brokers or other persons who may be paid upfront and deferred selling commissions and fees.

On December 23, 2019, the Company commenced a follow-on offering pursuant to a new registration statement on Form S-11 (File No. 333-231724) (the “Follow-on Offering” and, together with the Initial Registered Offering and the 2021 DRP Offering (as defined below), the “Registered Offerings”), which registered the offer and sale of up to $800,000,000 in share value of Class C common stock, including $725,000,000 in share value of Class C common stock pursuant to the primary portion of the Follow-on Offering and $75,000,000 in share value of Class C common stock pursuant to the Company's DRP. The Company ceased offering shares pursuant to the Initial Registered Offering concurrently with the commencement of the Follow-on Offering.

In response to the significant economic impacts of the COVID-19 pandemic, effective as of the close of business on May 7, 2020, the Company's board of directors temporarily suspended the primary portion of the Company's Follow-on Offering and Class S Offering until such time as the board of directors approved and established an updated estimated net asset value (“NAV”) per share of the Company’s common stock and determined to resume such primary offerings. On May 20, 2020, the Company's board of directors approved and established an updated estimated NAV per share of the Company's common stock of $21.01 (unaudited and adjusted for the 1:3 reverse stock split) to reflect the valuation of the Company's real estate assets, debt and other assets and liabilities as of April 30, 2020.

Commencing on June 1, 2020, the Company's board of directors resumed the primary portions of the Follow-on Offering and the Class S Offering. The purchase price per share in the primary portion of the Follow-on Offering was decreased from $30.81 (unaudited and adjusted for the 1:3 reverse stock split) to $21.01 (unaudited and adjusted for the 1:3 reverse stock split), and the purchase price per share in the primary portion of the Class S Offering was decreased to $21.01 (unaudited and adjusted for the 1:3 reverse stock split) plus the amount of any applicable upfront commissions and fees. The NAV per share used for purposes of future repurchases pursuant to the share repurchase programs was also decreased from $30.81 (unaudited and adjusted for the 1:3 reverse stock split) to $21.01 (unaudited and adjusted for the 1:3 reverse stock split).
On January 22, 2021, with the authorization of the board of directors, the Company amended and restated its DRP with respect to the Company's shares of Class C common stock in order to reflect its corporate name change and to remove the ability of the Company's stockholders to elect to reinvest only a portion of their cash distributions in shares through the DRP so that investors who elect to participate in the DRP must reinvest all cash distributions in shares. In addition, the amended and restated DRP provides for determinations of the NAV per share by the board of directors more frequently than annually. The amended and restated DRP was effective with respect to distributions that were paid in February 2021.

On January 22, 2021, the Company filed a registration statement on Form S-3 (File No. 333-252321) to register a maximum of $100,000,000 in share value of Class C common stock to be issued pursuant to the amended and restated DRP (the “2021 DRP Offering” and, collectively with the Initial DRP Offering, the “Registered DRP Offering”). The Company commenced offering shares of Class C common stock pursuant to the 2021 DRP Offering upon termination of the Follow-on Offering.

Effective January 27, 2021, the board of directors terminated the Company’s Follow-on Offering. In connection with the termination of the Follow-on Offering, the Company stopped accepting investor subscriptions on January 22, 2021. As of January 27, 2021, the Company had $600,547,672 in share value of unsold shares in the Follow-on Offering, which were deregistered with the SEC. On February 1, 2021, the Company commenced a private offering of Class C common stock under Regulation D promulgated under the Securities Act (the “Private Offering”) and accepted investor subscriptions from only accredited investors until the Company terminated the Private Offering on August 12, 2021.

On February 1, 2021, with the authorization of the board of directors, the Company amended and restated its Class C common stock share repurchase program (the “Class C SRP”) in order to (i) revise the minimum holding period before a stockholder may participate in the Class C SRP from three months to six months, (ii) revise the limitations on the share repurchase price so that shares held for less than two years will be repurchased at 98% of the most recently published NAV per share and shares held for at least two years will be repurchased at 100% of the most recently published NAV per share (as opposed to a repurchase price of 97% of the most recently published NAV per share for shares held less than one year, 98% of the most recently published NAV per share for shares held for more than one year but less than two years, 99% of the most recently published NAV per share for shares held for more than two years but less than three years, and 100% of the most recently published NAV per share for shares held for at least three years), (iii) increase the minimum share value (based on the most recently published NAV per share) at which the Company has the right to repurchase all of a stockholder’s shares, if as a result of a repurchase request a stockholder holds less than the minimum share value, from $500 to $1,000, and (iv) include language that provides that the Class C SRP will automatically terminate if the Company’s shares of common stock are listed on any national securities exchange. On July 28, 2021, the board of directors approved a further amendment and restatement of the Class C SRP to eliminate the holding period for shares of Class C common stock purchased prior to February 1, 2021, which is no longer applicable.

With the authorization of the board of directors, the Company also amended and restated its Class S common stock share repurchase program (“Class S SRP”) on February 1, 2021 in order to (i) allow the Company to waive the minimum one year holding period before a holder of shares of Class S common stock may participate in the Class S SRP in the event of extraordinary circumstances which would place undue hardship on a stockholder, (ii) increase the minimum Class S share value (based on the most recently published NAV per Class S share) at which the Company has the right to repurchase all of a stockholder’s shares, if as a result of a repurchase request a stockholder holds less than the minimum Class S share value, from $500 to $1,000, and (iii) include language that provides that the Class S SRP will automatically terminate if the Company’s shares of common stock are listed on any national securities exchange.

Since December 31, 2020, the Company’s board of directors has approved and established an updated estimated NAV per share of the Company’s Class C common stock and Class S common stock as follows:
Valuation Date	Effective Date	NAV Per Share
December 31, 2020	January 27, 2021	$23.03 (unaudited and adjusted for the 1:3 reverse stock split on February 1, 2021)
March 31, 2021	May 5, 2021	$24.61 (unaudited)
June 30, 2021	August 4, 2021	$26.05 (unaudited)

Additional information on the determination of the Company's most recent estimated NAV per share, including the process used to determine its estimated NAV per share, can be found in the Company's Current Report on Form 8-K filed with the SEC on August 4, 2021. Effective August 4, 2021, the purchase price per share of the Company’s Class C common stock in the Private Offering was increased from $24.61 (unaudited) to $26.05 (unaudited). Also, commencing August 4, 2021, the purchase price per share in the primary portion of the Class S Offering was increased to $26.05 (unaudited) plus the amount of any applicable upfront commissions and fees, and the NAV per share used for purposes of the share repurchase programs was increased to $26.05 (unaudited) for repurchase requests made starting on August 1, 2021. Beginning with distributions scheduled to be paid to stockholders on August 25, 2021, the purchase price per share of the Company’s common stock in the Class C and the Class S DRPs was increased from $24.61 (unaudited) to $26.05 (unaudited).

The Company filed with the SEC a Regulation A Offering Statement on Form 1-A, including its preliminary offering circular, for a $75,000,000 offering of its Class C common stock on June 29, 2021 and plans to file an amended Form 1-A promptly after filing its Quarterly Report on Form 10-Q for the period ended June 30, 2021. Once the SEC qualifies the Regulation A Offering Statement on Form 1-A that was initially filed with the SEC on June 29, 2021, the Regulation A offering will allow the Company to once again accept investor subscriptions from investors who are not accredited and provide access to commercial real estate investments to a much larger audience.

Special Purpose Acquisition Company

To further the Company’s mission of being the leading provider of alternative real estate-related products, and to capitalize on opportunities in the public marketplace, the Company is sponsoring Modiv Acquisition Corp. (“MACS”), a special purpose acquisition company (“SPAC”). MACS was formed for the purpose of entering into a business combination with one or more businesses or entities focusing on fintech and proptech targets located in North America whose core purpose is related to the real estate industry.

MACS publicly filed its registration statement on Form S-1 with the SEC on March 24, 2021 for a proposed initial public offering (“IPO”) that would raise $100,000,000, or $115,000,000 if the over-allotment option is exercised. In connection with the public filing of the Form S-1, the Company deposited $4,500,000 of risk capital to be invested in MACS in escrow with the attorneys for MACS in March 2021. However, there has been significant disruption in the IPO market for SPACs during the second quarter of 2021 and there can be no assurance that MACS can complete an IPO. The Company is continuing to evaluate how to respond to the changes in the market and may decide to either modify MACS’s IPO or not proceed with the IPO. Since the timing of an IPO, if any, by MACS is uncertain, the $4,500,000 deposit was released from escrow and returned to the Company in June 2021.

NOTE 1. BUSINESS AND ORGANIZATION

Modiv Inc. (the “Company” or “Modiv”) was incorporated on May 14, 2015 as a Maryland corporation. The Company was originally incorporated under the name Rich Uncles Real Estate Investment Trust, Inc., and changed its name on October 19, 2015 to Rich Uncles NNN REIT, Inc., again on August 14, 2017 to RW Holdings NNN REIT, Inc. and to Modiv Inc. on January 22, 2021.

The Company has the authority to issue 450,000,000 shares of stock, consisting of 50,000,000 shares of preferred stock, $0.001 par value per share, 300,000,000 shares of Class C common stock, $0.001 par value per share, and 100,000,000 shares of Class S common stock, $0.001 par value per share. Effective February 1, 2021, with the authorization of the board of directors, the Company filed Articles of Amendment to the Company’s charter in the State of Maryland in order to effect a 1:3 reverse stock split of the Company’s Class C common stock and Class S common stock and, following the implementation of the reverse stock split, to decrease the par value of each post-split share of the Company’s Class C common stock and Class S common stock from $0.003 per share to $0.001 per share.

The Company was initially formed to primarily invest in single-tenant income-producing properties located in the United States, leased to creditworthy tenants under long-term net leases. Since December 31, 2019, the Company has been internally managed following its December 31, 2019 acquisition of the business of BrixInvest, LLC, a Delaware limited liability company and the Company’s former sponsor (“BrixInvest” or the “Former Sponsor”), and the Company’s merger with Rich Uncles Real Estate Investment Trust I (“REIT I”). During 2020, the Company acquired the intellectual property of buildingbits.com (“BuildingBITs”), an innovative online real estate crowd funding platform, and the REITless investment platform (“REITless”), an online investment platform for commercial real estate investment offerings. In 2021, the Company will continue to seek opportunities to be an aggregator within the non-listed real estate product industry, utilizing the combination of its deep understanding of both the crowd funding and real estate markets and the strength of its stockholder-owned, self-managed business model. The Company plans to invest in a diversified portfolio of real estate and real estate-related investments.

The Company holds its investments in real property through special purpose limited liability companies which are wholly-owned subsidiaries of Modiv Operating Partnership, LP, formerly known as RW Holdings NNN REIT Operating Partnership, LP, a Delaware limited partnership (the “Operating Partnership”), or Katana Merger Sub, LP, a Delaware limited partnership (“Merger Sub”), which is described below and was merged into the Operating Partnership on December 31, 2020. The Operating Partnership was formed on January 28, 2016. The Company is the sole general partner of and owned a 99% partnership interest in the Operating Partnership prior to the completion of the Self-Management Transaction (defined below) on December 31, 2019. The Company's wholly-owned subsidiary, Rich Uncles NNN LP, LLC, a Delaware limited liability company formed on May 13, 2016 (“NNN LP”), owned the remaining 1% partnership interest in the Operating Partnership and was the sole limited partner of the Operating Partnership prior to the completion of the Self-Management Transaction on December 31, 2019.

Following the completion of the Self-Management Transaction, the Company, including NNN LP, owned an approximately 87% partnership interest in the Operating Partnership. Daisho OP Holdings, LLC (“Daisho”), a formerly wholly-owned subsidiary of BrixInvest which was spun off from BrixInvest on December 31, 2019, was issued and held 657,949.5 units of Class M limited partnership interest (the “Class M OP Units”), or an approximately 12% limited partnership interest, in the Operating Partnership as of December 31, 2019. The Class M OP Units were distributed to the members of Daisho during 2020. In connection with the Self-Management Transaction, the Company's Chief Executive Officer and Chief Financial Officer were issued an aggregate of 56,029 units of Class P limited partnership interest (the “Class P OP Units”) in the Operating Partnership and thereby owned the remaining approximate 1% limited partnership interest in the Operating Partnership as of December 31, 2019. Following the issuance of 360,000 units (adjusted for the 1:3 reverse stock split) of Class R limited partnership interest (the “Class R OP Units”) in the Operating Partnership to the Company’s employees, including the Chief Executive Officer and Chief Financial Officer, in January 2021 as further described in Note 11, the Company holds an approximately 83% partnership interest, the Daisho members hold an approximately 12% limited partnership interest and employees of the Company hold an approximately 5% limited partnership interest in the Operating Partnership.

The Company was externally managed by its former advisor, Rich Uncles NNN REIT Operator, LLC (the “Former Advisor”), a Delaware limited liability company, pursuant to the Second Amended and Restated Advisory Agreement dated August 11, 2017, as amended (the “Advisory Agreement”), through December 31, 2019. The Former Advisor was wholly-owned by BrixInvest, whose members include Aaron S. Halfacre and Raymond Wirta, the Company’s Chief Executive Officer and Chairman of the Board, respectively. On each of June 24, 2015 and December 31, 2015, the Company issued 3,333.3 shares (adjusted for the 1:3 reverse stock split) of its Class C common stock to the Former Sponsor, for a total of 6,666.7 shares (adjusted for the 1:3 reverse stock split) of Class C common stock, at a purchase price of $30.00 per share (adjusted for the 1:3 reverse stock split). Upon completing the Self-Management Transaction, the Former Sponsor's remaining 3,580 shares (adjusted for the 1:3 reverse stock split) of the Company’s Class C common stock held as of the date of the Self-Management Transaction were canceled.

On December 31, 2019, pursuant to an Agreement and Plan of Merger dated September 19, 2019 (the “Merger Agreement”), REIT I merged with and into Merger Sub, a wholly-owned subsidiary of the Company, with Merger Sub surviving as a direct, wholly-owned subsidiary of the Company (the “Merger”). At such time, the separate existence of REIT I ceased. As a result, the Company issued 2,680,740.5 shares (adjusted for the 1:3 reverse stock split) of its Class C common stock to former shareholders of REIT I. In addition, on December 31, 2019, a self-management transaction was completed, whereby the Company, the Operating Partnership, BrixInvest and Daisho effectuated a Contribution Agreement dated September 19, 2019 (the “Contribution Agreement”) pursuant to which the Company acquired substantially all of the assets and assumed certain liabilities of BrixInvest in exchange for 657,949.5 Class M OP Units in the Operating Partnership (the “Self-Management Transaction”). As a result of the completion of the Merger and the Self-Management Transaction, the Company became self-managed (see Note 3).

On July 15, 2015, the Company filed a registration statement on Form S-11 (File No. 333-205684) with the Securities and Exchange Commission (the “SEC”) to register an initial public offering of a maximum of 30,000,000 (adjusted for the 1:3 reverse stock split) of its shares of common stock for sale to the public (the “Primary Offering”). The Company also registered a maximum of 3,333,333 (adjusted for the 1:3 reverse stock split) of its shares of common stock pursuant to the Company’s distribution reinvestment plan (the “DRP”) (the “Initial DRP Offering” and together with the Primary Offering, the “Initial Registered Offering”). The SEC declared the Company’s registration statement effective on June 1, 2016, and on July 20, 2016, the Company began offering shares of common stock to the public. Pursuant to the Initial Registered Offering, the Company sold shares of Class C common stock directly to investors, with a minimum investment in shares of $500. Commencing in August 2017, the Company began selling shares of its Class C common stock only to U.S. persons as defined under Rule 903 promulgated under the Securities Act of 1933, as amended (the “Securities Act”), and began selling shares of its Class S common stock as a result of the commencement of the Class S Offering (as defined below) to non-U.S. Persons.

On August 11, 2017, the Company began offering up to 33,333,333 shares (adjusted for the 1:3 reverse stock split) of Class S common stock exclusively to non-U.S. Persons as defined under Rule 903 promulgated under the Securities Act, pursuant to an exemption from the registration requirements of the Securities Act and in accordance with Regulation S of the Securities Act (the “Class S Offering” and, together with the Registered Offerings (as defined below), the “Offerings”). The Class S common stock has similar features and rights as the Class C common stock, including with respect to voting and liquidation, except that the Class S common stock offered in the Class S Offering may be sold only to non-U.S. Persons and may be sold through brokers or other persons who may be paid upfront and deferred selling commissions and fees.

On December 23, 2019, the Company commenced a follow-on offering pursuant to a new registration statement on Form S-11 (File No. 333-231724) (the “Follow-on Offering” and, together with the Initial Registered Offering and the 2021 DRP Offering (as defined below), the “Registered Offerings”), which registered the offer and sale of up to $800,000,000 in share value of Class C common stock, including $725,000,000 in share value of Class C common stock pursuant to the primary portion of the Follow-on Offering and $75,000,000 in share value of Class C common stock pursuant to the Company's DRP. The Company ceased offering shares pursuant to the Initial Registered Offering concurrently with the commencement of the Follow-on Offering.

In response to the significant economic impacts of the novel coronavirus (“COVID-19”) pandemic, effective as of the close of business on May 7, 2020, the Company’s board of directors temporarily suspended the primary portion of the Company’s Follow-on Offering and Class S Offering until such time as the board of directors approved and established an updated estimated net asset value (“NAV”) per share of the Company’s common stock and determined to resume such primary offerings. On May 20, 2020, the Company’s board of directors approved and established an updated estimated NAV per share of the Company’s common stock of $21.01 (unaudited and adjusted for the 1:3 reverse stock split) to reflect the Company's valuation of its real estate assets, debt and other assets and liabilities as of April 30, 2020.

Commencing on June 1, 2020, the Company’s board of directors resumed the primary portions of the Follow-on Offering and the Class S Offering. The purchase price per share in the primary portion of the Follow-on Offering was decreased from $30.81 (unaudited and adjusted for the 1:3 reverse stock split) to $21.01 (unaudited and adjusted for the 1:3 reverse stock split), and the purchase price per share in the primary portion of the Class S Offering was decreased to $21.01 plus the amount of any applicable upfront commissions and fees. The NAV per share used for purposes of future repurchases pursuant to the share repurchase programs was also decreased from $30.81 (unaudited and adjusted for the 1:3 reverse stock split) to $21.01 (unaudited and adjusted for the 1:3 reverse stock split).

On January 22, 2021, with the authorization of the board of directors, Modiv amended and restated its DRP with respect to the Company's shares of Class C common stock in order to reflect its corporate name change and to remove the ability of the Company’s stockholders to elect to reinvest only a portion of their cash distributions in shares through the DRP so that investors who elect to participate in the amended and restated DRP must reinvest all cash distributions in shares. In addition, the amended and restated DRP provides for determinations by the board of directors of the NAV per share more frequently than annually. The amended and restated DRP was effective with respect to distributions that were paid in February 2021.

On January 22, 2021, the Company filed a registration statement on Form S-3 (File No. 333-252321) to register a maximum of $100,000,000 of additional shares of Class C common stock to be issued pursuant to the amended and restated DRP (the “2021 DRP Offering” and, collectively with the Initial DRP Offering, the “Registered DRP Offering”). The Company commenced offering shares of Class C common stock pursuant to the 2021 DRP Offering upon termination of the Follow-on Offering, as discussed below.

Effective January 27, 2021, the board of directors terminated the Company’s Follow-on Offering. In connection with the termination of the Follow-on Offering, the Company stopped accepting investor subscriptions on January 22, 2021. On February 1, 2021, the Company commenced a private offering under Regulation D of the Securities Act of 1933 and is accepting investor subscriptions from accredited investors.

On January 27, 2021, the Company’s board of directors approved and established an updated estimated NAV per share of the Company’s Class C common stock and Class S common stock of $23.03 (unaudited and adjusted for the 1:3 reverse stock split). Additional information on the determination of the Company's updated estimated NAV per share, including the process used to determine its estimated NAV per share, can be found in the Company's Current Report on Form 8-K filed with the SEC on January 29, 2021.

Effective January 31, 2021, the Company and North Capital Private Securities Corporation (“NCPS”) terminated their Dealer Manager Agreement, dated January 2, 2020, pursuant to which NCPS had agreed to act as dealer manager in connection with the Follow-on Offering. Effective January 31, 2021, with the authorization of the board of directors, NCPS and the Company entered into a new Dealer Manager Agreement pursuant to which NCPS has agreed to act as dealer manager in connection with investments in the Company by accredited investors.

On February 1, 2021, with the authorization of the board of directors, the Company amended and restated its Class C common stock share repurchase program (the “Class C SRP”) in order to (i) revise the minimum holding period before a stockholder may participate in the Class C SRP from 90 days to six months, (ii) revise the limitations on the share repurchase price so that shares held for less than two years will be repurchased at 98% of the most recently published NAV per share and shares held for at least two years will be repurchased at 100% of the most recently published NAV per share (as opposed to a repurchase price of 97% of the most recently published NAV per share for shares held less than one year, 98% of the most recently published NAV per share for shares held for more than one year but less than two years, 99% of the most recently published NAV per share for shares held for more than two years but less than three years, and 100% of the most recently published NAV per share for shares held for at least three years), (iii) increase the minimum share value (based on the most recently published NAV per share) at which the Company has the right to repurchase all of a stockholder’s shares, if as a result of a repurchase request a stockholder holds less than the minimum share value, from $500 to $1,000, and (iv) include language that provides that the Class C SRP will automatically terminate if the Company’s shares of common stock are listed on any national securities exchange. The minimum holding period before a stockholder may participate in the Class C SRP for shares purchased prior to February 1, 2021 will remain at 90 days.

With the authorization of the board of directors, the Company also amended and restated its Class S common stock share repurchase program (the “Class S SRP”) on February 1, 2021 in order to (i) allow the Company to waive the minimum one year holding period before a holder of Class S shares may participate in the Class S SRP in the event of extraordinary circumstances which would place undue hardship on a stockholder, (ii) increase the minimum Class S share value (based on the most recently published NAV per Class S share) at which the Company has the right to repurchase all of a stockholder’s shares, if as a result of a repurchase request a stockholder holds less than the minimum Class S share value, from $500 to $1,000, and (iii) include language that provides that the Class S SRP will automatically terminate if the Company’s shares of common stock are listed on any national securities exchange.

Through December 31, 2020, the Company had sold 6,627,934 shares (adjusted for the 1:3 reverse stock split) of Class C common stock in the Registered Offerings, including 790,479 shares (adjusted for the 1:3 reverse stock split) of Class C common stock sold under its registered DRP, for aggregate gross offering proceeds of $197,527,817, and 63,711 shares (adjusted for the 1:3 reverse stock split) of Class S common stock in the Class S Offering, including 2,056 shares (adjusted for the 1:3 reverse stock split) of Class S common stock sold under its DRP, for aggregate gross offering proceeds of $1,932,065.

As of December 31, 2020, the Company had investments in (i) 36 operating properties, excluding four properties held for sale, comprised of: 11 retail properties, 14 office properties and 11 industrial properties (including 14 operating properties of the original 20 operating properties which were acquired through the Merger on December 31, 2019, and comprised of: (a) five retail properties, (b) four office properties and (c) five industrial properties, exclusive of three retail properties classified as held for sale); (ii) one parcel of land, which currently serves as an easement to one of the Company’s office properties; and (iii) an approximate 72.7% tenant-in-common interest in a Santa Clara office property (the “TIC Interest”).

During the year ended December 31, 2020, the Company determined to sell nine of its operating properties, including eight retail properties and one industrial property, and classified them as real estate investments held for sale. Five of the retail properties and the industrial property were sold during the year ended December 31, 2020, bringing the remaining real estate investments held for sale to four retail properties as of December 31, 2020 (see Notes 4 and 11 for additional discussion).